Trade receivables, reseller financing and other receivables - sale of subsidiaries (Detail) R$ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) Installments	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Summary of trade receivables [line items]
Total sale of investments			R$ 1,096,565
Current			184,754	R$ 0
Non-current			911,811	R$ 0
Oxiteno S. A. Industria e Comercio [member]
Summary of trade receivables [line items]
Receivables from sale of investments	[1]		782,655
Adjustment to present value - sale of investments	[2]		(55,598)
Final payment to be made in disposal group transaction | $		$ 150
Discount rate		6.1741%
Extrafarma [member]
Summary of trade receivables [line items]
Receivables from sale of investments	[3]		369,508
Number of installments in disposal group transaction | Installments		2
Amount per installments in disposal group transaction			R$ 184,754
Borrowings, interest rate basis		DI rate + 0.5% p.a.

[1]	Refers to the final installment of the sale of Oxiteno, in amount of USD 150 million, due in 2024. In May 2022, the Company made an onerous assignment, without right of recourse and co-obligation, of the receivable from the sale of Oxiteno to Ultrapar International.
[2]	The consideration for the sale of Oxiteno was recognized at present value using a discount rate of 6.1741%. The amount as of December 31 includes present value realization and exchange variation of the transaction closing date until December 31, 2022.
[3]	Refer to the sale of Extrafarma, which will be paid in two installments of R$ 184,754, maturing in August 2023 and August 2024, monetarily adjusted by the DI rate + 0.5% p.a. In December 2022, the subsidiary IPP made an onerous assignment, without right of recourse and co-obligation, of the receivable from the sale of Extrafarma to the Company.